Investment Objectives and Goals	Dec. 01, 2025
VistaShares Bitcoin Treasury Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Bitcoin Treasury Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Bitcoin Treasury Income ETF (the “Fund”) seeks current income and long term capital appreciation.
VistaShares Ethereum Treasury Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Ethereum Treasury Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Ethereum Treasury Income ETF (the “Fund”) seeks current income and long term capital appreciation.
VistaShares Ethereum Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Ethereum Treasury ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Ethereum Treasury ETF (the “Fund”) seeks long term capital appreciation.
VistaShares IPO and Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES IPO and Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares IPO and Income ETF (the “Fund”) seeks current income and long term capital appreciation.